Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Supplement Dated
September 29, 2025

to the

NETLease Corporate Real Estate ETF (NETL)
(the “Fund”)

Summary Prospectus, Prospectus, and Statement of Additional Information
dated June 30, 2025

Effective October 14, 2025, the Fund’s name will change from the “NETLease Corporate Real Estate ETF” to the “Colterpoint Net Lease Real Estate ETF”, and the name of the Fund’s Index will change from the “Fundamental Income Net Lease Real Estate Index” to the “Colterpoint Net Lease Real Estate Index”.

Therefore, effective October 14, 2025, all references in the Summary Prospectus, Prospectus, and Statement of Additional Information to (i) “NETLease Corporate Real Estate ETF” will be replaced with “Colterpoint Net Lease Real Estate ETF (formerly known as, NETLease Corporate Real Estate ETF)”; (ii) “Fundamental Income Net Lease Real Estate Index” will be replaced with “Colterpoint Net Lease Real Estate Index”; and (iii) “Fundamental Income Net Lease Real Estate TR Index” will be replaced with “Colterpoint Net Lease Real Estate TR Index”.

Additionally, the name of the Fund’s Index Provider has changed from “Fundamental Income Strategies, LLC” to “Colterpoint, LLC”. There were no changes to the Index Provider’s ownership structure or operations as a result of the entity name change.

Therefore, effective immediately, all references in the Summary Prospectus, Prospectus, and Statement of Additional Information to “Fundamental Income Strategies, LLC” are replaced with “Colterpoint, LLC (formerly known as, Fundamental Income Strategies, LLC)”.

There will be no changes to the Fund’s investment objective, investment strategies or other policies as a result of the aforementioned changes.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.